SEC FILE NUMBER
1-12164

CUSIP NUMBER

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 12b-25

NOTIFICATION OF LATE FILING

(Check One):    ☒ Form 10-K      ⁯ Form 20-F      ⁯  Form 11-K     ⁯ Form 10-Q      ⁭ Form 10D
    ⁯ Form N-SAR      ⁯  Form N-CSR

  For Period Ended:      December 31, 2008

⁯ Transition Report on Form 10-K
⁯ Transition Report on form 20-F
⁯ Transition Report on Form 11-K
⁯ Transition Report on Form 10-Q
⁯ Transition Report on form N-SAR

For the Transition Period Ended: __________________________________

Read Instruction (on back page) Before Preparing Form.  Please Print or Type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates: _________________

PART I
REGISTRANT INFORMATION

Wolverine Tube, Inc.

Full Name of Registrant

Former Name if Applicable

200 Clinton Avenue West, Suite 1000

 Address of Principal Executive Office (Street and Number)

Huntsville, Alabama 35801

City, State and Zip Code

PART II
RULE 12b-25 (b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.  (Check box if appropriate.)

	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

☒	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III
NARRATIVE

State below in reasonable detail why Form 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

(Attach extra sheets if needed.)

The Registrant is unable to file its Annual Report on Form 10-K for the period ended December 31, 2008 (the “Form 10-K”) within the prescribed time period without unreasonable effort or expense.  The Company has determined that additional time is required to complete the Company’s extensive refinancing efforts during this unprecedented global economic environment in order for us and our external auditors to fully consider the impact of the anticipated refinancing on our ability to continue as a going concern.  Accordingly, the Registrant needs additional time to file complete and accurate financial statements required to be included in the Form 10-K.

PART IV
OTHER INFORMATION

(1)  Name and telephone number of person to contact in regard to this notification:

    David A. Owen            (256)          580-3976
(Name)                 (Area Code)  (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed?  If the answer is no, identify report(s).

 ☒ Yes ☐ No

(3)  Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

 ☐Yes   ☒ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

        Wolverine Tube, Inc.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

WOLVERINE TUBE, INC.

Date: March 31,2008	By:	/s/ David A. Owen
David A. Owen
Senior Vice President,
Chief Financial Officer and Corporate Secretary